FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Carrying amount
Amounts due to banks		$ 11,050	$ 6,570
Payables from securities financing transactions		6,321	7,778
Cash collateral payables on derivative instruments		37,312	31,415
Customer deposits		524,605	448,284
Debt issued measured at amortized cost	[1]	139,232	110,497
Other financial liabilities measured at amortized cost		9,729	9,712
Fair Value
Financial liabilities measured at fair value	[2]	325,069	291,452
Level 1
Fair Value
Financial liabilities measured at fair value	[2]	27,635	26,176
Level 2
Fair Value
Financial liabilities measured at fair value	[2]	282,222	252,518
Level 3
Fair Value
Financial liabilities measured at fair value	[2]	15,212	12,759
Not measured at fair value
Carrying amount
Amounts due to banks		11,000	6,600
Payables from securities financing transactions		6,300	7,800
Cash collateral payables on derivative instruments		37,300	31,400
Customer deposits		524,600	448,300
Debt issued measured at amortized cost		139,200	110,500
Other financial liabilities measured at amortized cost	[3]	5,800	5,800
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value		11,000	6,600
Not measured at fair value | Amount due to banks | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	8,500	5,600
Not measured at fair value | Amount due to banks | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Amount due to banks | Level 2
Fair Value
Financial liabilities measured at fair value		2,600	900
Not measured at fair value | Amount due to banks | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value		6,300	7,800
Not measured at fair value | Payables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	6,000	7,500
Not measured at fair value | Payables from securities financing transactions | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Payables from securities financing transactions | Level 2
Fair Value
Financial liabilities measured at fair value		300	300
Not measured at fair value | Payables from securities financing transactions | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value		37,300	31,400
Not measured at fair value | Cash collateral payables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	37,300	31,400
Not measured at fair value | Cash collateral payables on derivative instruments | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Cash collateral payables on derivative instruments | Level 2
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Cash collateral payables on derivative instruments | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value		524,700	448,400
Not measured at fair value | Customer deposits | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	519,400	439,100
Not measured at fair value | Customer deposits | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Customer deposits | Level 2
Fair Value
Financial liabilities measured at fair value		5,300	9,300
Not measured at fair value | Customer deposits | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value		141,900	113,600
Not measured at fair value | Debt issued measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	16,400	8,700
Not measured at fair value | Debt issued measured at amortized cost | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Debt issued measured at amortized cost | Level 2
Fair Value
Financial liabilities measured at fair value		125,500	104,900
Not measured at fair value | Debt issued measured at amortized cost | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value	[3]	5,800	5,700
Not measured at fair value | Other financial liabilities measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	5,700	5,700
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 1
Fair Value
Financial liabilities measured at fair value	[3]	0	0
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 2
Fair Value
Financial liabilities measured at fair value	[3]	0	0
Not measured at fair value | Other financial liabilities measured at amortized cost | Level 3
Fair Value
Financial liabilities measured at fair value	[3]	100	0
UBS AG
Carrying amount
Amounts due to banks		11,050	6,570
Payables from securities financing transactions		6,321	7,778
Cash collateral payables on derivative instruments		37,313	31,416
Customer deposits		527,929	450,591
Funding from UBS Group AG and its subsidiaries	[5],[6]	53,979	47,866
Debt issued measured at amortized cost	[1]	85,351	62,835
Other financial liabilities measured at amortized cost		10,421	10,373
Fair Value
Financial liabilities measured at fair value	[2]	325,080	291,452
UBS AG | Level 1
Fair Value
Financial liabilities measured at fair value	[2]	27,635	26,176
UBS AG | Level 2
Fair Value
Financial liabilities measured at fair value	[2]	282,233	252,518
UBS AG | Level 3
Fair Value
Financial liabilities measured at fair value	[2]	15,212	12,759
UBS AG | Not measured at fair value
Carrying amount
Amounts due to banks		11,000	6,600
Payables from securities financing transactions		6,300	7,800
Cash collateral payables on derivative instruments		37,300	31,400
Customer deposits		527,900	450,600
Funding from UBS Group AG and its subsidiaries		54,000	47,900
Debt issued measured at amortized cost		85,400	62,800
Other financial liabilities measured at amortized cost	[3]	6,600	6,500
UBS AG | Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value	[4]	11,100	6,600
UBS AG | Not measured at fair value | Amount due to banks | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	8,500	5,600
UBS AG | Not measured at fair value | Amount due to banks | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Amount due to banks | Level 2
Fair Value
Financial liabilities measured at fair value		2,600	900
UBS AG | Not measured at fair value | Amount due to banks | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value	[4]	6,300	7,800
UBS AG | Not measured at fair value | Payables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	6,000	7,500
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 2
Fair Value
Financial liabilities measured at fair value		200	300
UBS AG | Not measured at fair value | Payables from securities financing transactions | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value	[4]	37,300	31,400
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	37,300	31,400
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 2
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Cash collateral payables on derivative instruments | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value	[4]	528,000	450,700
UBS AG | Not measured at fair value | Customer deposits | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	521,800	440,500
UBS AG | Not measured at fair value | Customer deposits | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Customer deposits | Level 2
Fair Value
Financial liabilities measured at fair value		6,200	10,200
UBS AG | Not measured at fair value | Customer deposits | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries
Fair Value
Financial liabilities measured at fair value	[4]	55,600	49,600
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	0	0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 2
Fair Value
Financial liabilities measured at fair value		55,600	49,600
UBS AG | Not measured at fair value | Funding from UBS Group AG and its subsidiaries | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value	[4]	86,300	64,300
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[4]	16,400	8,700
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 1
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 2
Fair Value
Financial liabilities measured at fair value		70,000	55,500
UBS AG | Not measured at fair value | Debt issued measured at amortized cost | Level 3
Fair Value
Financial liabilities measured at fair value		0	0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value	[4]	6,700	6,500
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial liabilities measured at fair value	[3],[4]	6,600	6,500
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 1
Fair Value
Financial liabilities measured at fair value	[3]	0	0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 2
Fair Value
Financial liabilities measured at fair value	[3]	0	0
UBS AG | Not measured at fair value | Other financial liabilities measured at amortized cost | Level 3
Fair Value
Financial liabilities measured at fair value	[3]	$ 100	$ 0

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[3]	Excludes lease liabilities.
[4]
Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less)

[5]	Represents funding from UBS Group AG to UBS AG.
[6]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.